Note 22 - Income Tax Provision (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
Major Components of Tax Expense/(Income)	2025	2024
	(in thousands)
Current tax expense - continuing operations	$-	$590
Current tax expense - discontinued operations		87
Actual income tax expense (benefit)	$-	$677

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2025		2024
	(in thousands)
Accounting profit before tax		$-	$21,756
Tax at the applicable rate of 21%		-	4,569
State income taxes, net of federal benefit		-	(710)
Permanent items		-	380
Tax effect of differences in foreign tax rates		-	(4,747)
Other		-	1,311
Change in valuation allowance		-	(213)
Actual income tax expense/(benefit) - continuing operations		$-	$590
Discontinued operations	$		$87
	Year Ended December 31,
	2025
	(in thousands)
US Federal Statutory Rate	$(1,362)	21.0%
State income taxes, net of federal benefit	-	0.0%

Foreign tax effects
Ireland
Debt Cancellation Income related to loan not historically deducted	(1,932)	29.8%
Differences in statutory tax rates between US and Ireland	(1,168)	18.0%
True up of DTA due to disposal of subsidiaries	456	-7.0%
Change of Valuation Allowance-Ireland	(244)	3.8%
Non taxable items due to disposal of entity	59	-0.9%
All Other foreign countries	(48)	0.7%

Non taxable or Non Deductible items
Stock issuance costs	58	-0.9%
Other equity expenses	878	-13.5%
FV change and interest of convertible notes	1,598	-24.6%
Warrant	(72)	1.1%
Uncertain Tax Positions	-	0.0%
Change in Valuation Allowance-FED	1,777	-27.4%
Actual income tax expense (benefit)	$(0)	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Year Ended December 31,
	2025	2024
	(in thousands)
Deferred tax assets:
Net operating losses	$5,645	$4,137
Stock basedd compensation	588	-
Asset basis differences	-	869
Interest expense carryforward	14	475
Total deferred tax assets	6,247	5,481
Deferred tax asset valuation allowance	(6,133)	(5,481)
Net deferred tax assets	114	-

Deferred tax liabilities:
Investment in EverOn	(114)	-
Total deferred tax liabilities	(114)	-
Net deferred taxes	$-	$-

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	Year Ended December 31,
	2025	2024
	(in thousands)
Unrecognized tax benefits at beginning of year	590	-
Gross increases – tax positions in prior periods	$-	$360
Gross increases – tax positions in current period	-	230
Unrecognized tax benefits at end of year	$590	$590